Offerings	Sep. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities of Perrigo Company plc
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities of Perrigo Finance Unlimited Company
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees by Perrigo Company plc of Debt Securities
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is being paid in respect
of the guarantees. The guarantees do not trade separately.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees by Perrigo Finance Unlimited Company of Debt Securities
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is being paid in respect
of the guarantees. The guarantees do not trade separately.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Stock, nominal value 0.001 per share, of Perrigo Company plc
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, nominal value of $0.0001 per share, of Perrigo Company plc
Amount of Registration Fee	$ 0
Offering Note	An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this registration statement. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee.